Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2021
Weighted-average number of shares

	As of March 31,
	2019	2020	2021
Weighted average number of equity shares used in computing basic earnings per equity share	5,360,068,058	5,468,802,148	5,499,587,357
Effect of potential equity shares for stock options outstanding	53,585,896	36,990,405	23,890,989

Weighted average number of equity shares used in computing diluted earnings per equity share	5,413,653,954	5,505,792,553	5,523,478,346

Reconciliation of Earnings Per Share
The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2019		2020		2021		2021
Basic earnings per share	Rs.	41.07	Rs.	47.59	Rs.	59.27	US$	0.81
Effect of potential equity shares for stock options outstanding		0.41		0.32		0.25		0.01

Diluted earnings per share	Rs.	40.66	Rs.	47.27	Rs.	59.02	US$	0.80

Basic earnings per ADS	Rs.	123.21	Rs.	142.77	Rs.	177.81	US$	2.43
Effect of potential equity shares for stock options outstanding		1.23		0.96		0.75		0.03

Diluted earnings per ADS	Rs.	121.98	Rs.	141.81	Rs.	177.06	US$	2.40